X-SQUARE MUNICIPAL INCOME TAX FREE ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

		Principal
		Amount	Value
MUNICIPAL BONDS (96.89%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/27, 5.63%		$195,000	$205,546
07/01/31, 5.75%		60,000	65,660
			271,206
GDB Debt Recovery Authority of Puerto Rico
08/20/40, 7.50%		673,000	556,907
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%		240,000	237,423
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)		250,000	256,652
Puerto Rico Highway & Transportation Authority Series A
07/01/62, 5.00%		81,000	78,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/58, 4.78%		485,000	460,863
Territory of Guam
01/01/36, 4.00%		90,000	86,124

TOTAL MUNICIPAL BONDS (Cost $1,920,084)			$1,948,150

	7-Day
	Yield	Shares
SHORT-TERM INVESTMENTS (0.72%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.03%	14,510	14,510

TOTAL SHORT TERM INVESTMENTS (Cost $14,510)			$14,510

TOTAL INVESTMENTS (97.61%) (Cost $1,934,594)			$1,962,660
Other Assets In Excess Of Liabilities (2.39%)			48,049
NET ASSETS (100.00%)			$2,010,709

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $256,652, which represents 12.76% of net assets as of June 30, 2023.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,948,150	$–	$1,948,150
Short Term Investments	14,510	–	–	14,510
Total	$14,510	$1,948,150	$–	$1,962,660